Equity - Share of equity method investments additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [Line Items]
Share of associates, joint venture and other reserves including non-distributable profits from associates and joint ventures	€ 962	€ 940	€ 815
Legal and statutory reserves
Disclosure of equity [Line Items]
Unrealised revaluations	(802)	(830)	(998)
Share of associates, joint ventures and other reserves
Disclosure of equity [Line Items]
Transfer to/from retained earnings	(590)	(565)	(892)
Software and other intangible assets
Disclosure of equity [Line Items]
Legal reserve	956	768	628
Stichting Regio Bank and Stichting Vakbondsspaarbank SPN
Disclosure of equity [Line Items]
Statutory reserve	€ 108	€ 897	€ 1,602